Shareholders' equity (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net (loss) income for the year attributable to NEXA's shareholders	$ (205,030)	$ (291,968)	$ 49,695
Weighted average number of outstanding shares, basic	132,439	132,439	132,439
Weighted average number of outstanding shares, diluted	132,439	132,439	132,439
Earning (losses) per share, basic	$ (1.55)	$ (2.20)	$ 0.38
Earning (losses) per share, diluted	$ (1.55)	$ (2.20)	$ 0.38